Income Taxes - Additional information (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Unrecognized tax benefits	$ 0	$ 0	$ 0
Accrued interest or penalties for unrecognized tax positions	$ 0